Notes to the consolidated financial statements - Grants with government agencies and similar bodies (Details) € in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2022 EUR (€)	Jun. 30, 2021 EUR (€)	Jun. 30, 2021 USD ($)	Dec. 31, 2021 EUR (€)	May 31, 2020 USD ($)	Jan. 31, 2020 USD ($)
Disclosure Of Government Grants
Reversal of provision recognized				€ 25,059
GSK
Disclosure Of Government Grants
Compensation consist for set-up activities	€ 20,500
Compensation consist of Manufacturing Interim Period Reimbursable Expenses	12,000
German Federal Ministry of Education and Research
Disclosure Of Government Grants
Grants received and deferred	0	€ 44,090
Coalition for Epidemic Preparedness Innovations
Disclosure Of Government Grants
Maximum grant | $					$ 15,300	$ 8,300
Income from release of governmental contract liabilities	8	€ 23
Grants received and deferred	1,281			1,288
Bill & Melinda Gates Foundation (BMGF)
Disclosure Of Government Grants
Income from release of governmental contract liabilities	96		$ 211
Grants received and deferred	€ 1,782			€ 1,879